Earnings per Share (EPS)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings Per Share ("EPS")
39. EARNINGS PER SHARE (“EPS”)

(1)
Basic EPS is calculated by dividing net income attributable to common shareholders by weighted-average number of common shares outstanding (Unit: Korean Won in millions, except for EPS and number of shares):

	For the years ended December 31
	2019	2020	2021
Net income attributable to common shareholders	1,872,207	1,307,266	2,542,844
Dividends to hybrid securities	(4,362)	(48,915)	(66,250)
Net income attributable to common shareholders	1,867,845	1,258,351	2,476,594
Weighted average number of common shares outstanding (Unit: million shares)	685	722	724
Basic EPS (Unit: Korean Won)	2,727	1,742	3,419

(2)	The weighted average number of common shares outstanding is as follows (Unit: number of shares, days):

	For the year ended December 31, 2020
	Period	Number of shares	Dates (Unit: Day)	Accumulated number of shares outstanding during period
Common shares issued at the beginning of the period	2020-01-01 ~ 2020-12-31	722,267,683	366	264,349,971,978
Treasury stock	2020-01-01 ~ 2020-12-31	(2)	366	(732)

Sub-total (①)				264,349,971,246

Weighted average number of common shares outstanding (②=(①/366)				722,267,681

	For the year ended December 31, 2021
	Period	Number of shares	Dates (Unit: Day)	Accumulated number of shares outstanding during period
Common shares issued at the beginning of the period	2021-01-01 ~ 2021-12-31	722,267,683	365	263,627,704,295
Treasury stocks	2021-01-01 ~ 2021-12-31	(2)	365	(730)
Issuance of new shares (comprehensive share exchange)	2021-08-10 ~ 2021-12-31	5,792,866	144	834,172,704
Acquisition of treasury stocks	2021-08-10 ~ 2021-12-31	(343,989)	144	(49,534,416)

Sub-total (①)				264,412,341,853

Weighted average number of common shares outstanding (②=(①/365)				724,417,375

Diluted EPS is equal to basic EPS because there is no dilution effect for the years ended December 31, 2020 and 2021.